Document and Entity Information	May 08, 2024
Cover [Abstract]
Entity Registrant Name	TTM TECHNOLOGIES INC
Amendment Flag	true
Entity Central Index Key	0001116942
Current Fiscal Year End Date	--01-01
Document Type	8-K/A
Document Period End Date	May 08, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-31285
Entity Tax Identification Number	91-1033443
Entity Address, Address Line One	200 East Sandpointe
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	(714)
Local Phone Number	327-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TTMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as a supplement to the Current Report on Form 8-K filed by TTM Technologies, Inc. (the “Company”) on May 10, 2024 (the “Original Report”). The Original Report was filed, among other things, to report the filing of the Company’s Amended and Restated Certificate of Incorporation (the “A&R Charter”) with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”). This Amendment amends the Original Report solely to update the disclosure regarding the A&R Charter, and to disclose that the Company has filed a certificate of correction to the A&R Charter to correct certain defects contained in the A&R Charter.